Marketable Securities and Other Securities Investments (Tables)	12 Months Ended
Mar. 31, 2013
Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other Securities Investments

Marketable securities and other securities investments include public and corporate bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	¥3,606,290	¥74,357	¥51,147	¥3,629,500
Common stocks	605,889	444,073	15,643	1,034,319
Other	449,393	19,974	11	469,356

Total	¥4,661,572	¥538,404	¥66,801	¥5,133,175

Securities not practicable to determine fair value
Public and corporate bonds	¥22,047
Common stocks	79,420

Total	¥101,467

	Yen in millions
	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	¥4,350,942	¥211,070	¥8,866	¥4,553,146
Common stocks	599,371	804,405	2,593	1,401,183
Other	537,272	31,416	2	568,686

Total	¥5,487,585	¥1,046,891	¥11,461	¥6,523,015

Securities not practicable to determine fair value
Public and corporate bonds	¥20,148
Common stocks	79,082

Total	¥99,230

	U.S. dollars in millions
	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	$46,262	$2,244	$94	$48,412
Common stocks	6,373	8,553	28	14,898
Other	5,713	334	0	6,047

Total	$58,348	$11,131	$122	$69,357

Securities not practicable to determine fair value
Public and corporate bonds	$214
Common stocks	841

Total	$1,055